Financial instruments - Warrants, Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 02, 2020 $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 01, 2017 $ / shares	Dec. 31, 2016 $ / shares
Financial Instruments - Warrants [Line Items]
Financial liabilities, at fair value			$ 153,633	$ 110,441
Number of shares issued | shares			285,885,025	285,370,619		282,493,867	237,429,696
Vedanta [Member] | Preferred share warrants | Oxford Finance LLC
Financial Instruments - Warrants [Line Items]
Exercise price | $ / shares					$ 23.28
Number of shares issued | shares					12,886
Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Line Items]
Financial liabilities, at fair value			$ 152,303	$ 108,986
Subsidiary warrant liability
Financial Instruments - Warrants [Line Items]
Financial liabilities, at fair value			8,206	7,997
Subsidiary warrant liability | Level 3 of fair value hierarchy [member]
Financial Instruments - Warrants [Line Items]
Warrant Issuance			92	4,706
Financial liabilities, at fair value			$ 8,206	7,997		$ 13,012	$ 13,095
Subsidiary warrant liability | Level 3 of fair value hierarchy [member] | Gelesis [Member]
Financial Instruments - Warrants [Line Items]
Number of warrant, in percentage of converted shares		0.027
Warrant Issuance		$ 4,700
Deconsolidation	$ 21,600			$ 21,611
Loans | Follica [Member] | Preferred share warrants
Financial Instruments - Warrants [Line Items]
Exercise price | $ / shares								$ 0.07	$ 0.14